UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2018
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks–Long Positions (97.2%)
Consumer Discretionary (12.8%)
†	World Wrestling Entertainment Inc. Class A	131,609	12,731
†,*	Crocs Inc.	519,894	11,069
†,*	Deckers Outdoor Corp.	89,489	10,612
†	Tailored Brands Inc.	394,280	9,932
†	Best Buy Co. Inc.	121,784	9,665
†	Ralph Lauren Corp. Class A	69,867	9,610
†,*,^ Conn's Inc.		268,271	9,483
†,*,^ RH		71,540	9,372
†	Abercrombie & Fitch Co.	421,086	8,893
†,*	Weight Watchers International Inc.	122,815	8,841
*	Lululemon Athletica Inc.	53,090	8,627
	BJ's Restaurants Inc.	116,489	8,411
†	Bloomin' Brands Inc.	390,708	7,732
	AMC Entertainment Holdings Inc. Class A	376,983	7,728
†,*	Urban Outfitters Inc.	183,010	7,485
†	Lear Corp.	48,260	6,998
†,*	Liberty Media Corp-Liberty SiriusXM Class A	150,883	6,554
†	Winnebago Industries Inc.	179,410	5,947
*	Fossil Group Inc.	237,465	5,528
*	Boot Barn Holdings Inc.	184,513	5,242
†,*	Sleep Number Corp.	136,687	5,027
†	H&R Block Inc.	185,033	4,765
†,*	Burlington Stores Inc.	27,588	4,495
†	Hyatt Hotels Corp. Class A	48,337	3,847
	Gannett Co. Inc.	372,812	3,732
†,*	Penn National Gaming Inc.	96,424	3,174
*	Stoneridge Inc.	100,950	3,000
†	News Corp. Class B	217,260	2,955
†	New York Times Co. Class A	114,652	2,654
†,^	PetMed Express Inc.	60,805	2,007
	NIKE Inc. Class B	19,816	1,679
†,*	MSG Networks Inc.	62,538	1,614
	Nexstar Media Group Inc. Class A	19,766	1,609
*	Career Education Corp.	98,273	1,467
†,*	Cooper-Standard Holdings Inc.	6,643	797
	New Media Investment Group Inc.	48,958	768
			214,050
Consumer Staples (4.3%)
†	Medifast Inc.	48,871	10,827
†,*	Boston Beer Co. Inc. Class A	35,440	10,189
†	Cal-Maine Foods Inc.	170,688	8,244
†	Kroger Co.	273,881	7,973
†	Lamb Weston Holdings Inc.	108,269	7,211
	Archer-Daniels-Midland Co.	121,655	6,115
†,*	National Beverage Corp.	42,991	5,014
†,*	US Foods Holding Corp.	157,687	4,860
*	USANA Health Sciences Inc.	34,945	4,213
	MGP Ingredients Inc.	39,500	3,120

	Energizer Holdings Inc.	27,300	1,601
	Calavo Growers Inc.	16,279	1,572
			70,939
Energy (7.3%)
†,*	Denbury Resources Inc.	2,116,574	13,123
†,*	California Resources Corp.	258,483	12,544
†	ConocoPhillips	150,260	11,630
†,*	W&T Offshore Inc.	1,195,519	11,525
†	PBF Energy Inc. Class A	221,664	11,063
†	HollyFrontier Corp.	147,592	10,317
†,*	Whiting Petroleum Corp.	176,125	9,342
	SM Energy Co.	222,033	7,001
†,*	ProPetro Holding Corp.	370,649	6,112
†,*	Unit Corp.	209,199	5,452
*	CONSOL Energy Inc.	117,893	4,811
†,^	CVR Energy Inc.	102,394	4,118
*	Northern Oil and Gas Inc.	892,515	3,570
†	Valero Energy Corp.	31,346	3,565
*	Renewable Energy Group Inc.	122,108	3,517
†,*	Laredo Petroleum Inc.	346,874	2,834
†	Delek US Holdings Inc.	32,044	1,359
	Peabody Energy Corp.	21,878	780
			122,663
Financials (13.9%)
†	Universal Insurance Holdings Inc.	271,662	13,189
†,*	Green Dot Corp. Class A	129,872	11,535
†	Primerica Inc.	89,726	10,816
†	Aflac Inc.	204,134	9,609
†	Walker & Dunlop Inc.	178,984	9,465
†	SunTrust Banks Inc.	132,296	8,836
†	Regions Financial Corp.	475,846	8,732
†	American Equity Investment Life Holding Co.	244,594	8,649
†	Torchmark Corp.	99,605	8,635
†	Comerica Inc.	94,677	8,540
†	Zions Bancorporation	167,494	8,400
†	TCF Financial Corp.	333,947	7,951
†,*	Axos Financial Inc.	221,888	7,631
†	Fifth Third Bancorp	271,080	7,568
†	BankUnited Inc.	211,415	7,484
*	SVB Financial Group	23,785	7,393
†	Allstate Corp.	74,257	7,329
†	Bank of NT Butterfield & Son Ltd.	133,526	6,925
†	Nelnet Inc. Class A	105,538	6,034
†	Kemper Corp.	73,541	5,916
*	NMI Holdings Inc. Class A	260,520	5,901
†	Washington Federal Inc.	125,918	4,029
†,*	MGIC Investment Corp.	301,297	4,010
†,*	Credit Acceptance Corp.	9,062	3,970
	Assured Guaranty Ltd.	81,755	3,452
†	First American Financial Corp.	62,349	3,217
	LPL Financial Holdings Inc.	49,352	3,184
*	First BanCorp	342,840	3,120
	Santander Consumer USA Holdings Inc.	131,774	2,641
†,*	Western Alliance Bancorp	40,319	2,294
	Popular Inc.	43,746	2,242
*	Enova International Inc.	77,303	2,226

	Enterprise Financial Services Corp.	41,363	2,194
†	Citizens Financial Group Inc.	53,944	2,081
	Commerce Bancshares Inc.	30,501	2,014
†	Synovus Financial Corp.	40,937	1,874
	Preferred Bank	29,165	1,706
	Progressive Corp.	23,756	1,688
†	JPMorgan Chase & Co.	14,367	1,621
†	Umpqua Holdings Corp.	76,064	1,582
	Virtu Financial Inc. Class A	75,680	1,548
*	Ambac Financial Group Inc.	75,609	1,544
	International Bancshares Corp.	34,207	1,539
	Ally Financial Inc.	48,312	1,278
			231,592
Health Care (11.5%)
†,*	Haemonetics Corp.	106,263	12,176
†,*	Align Technology Inc.	30,133	11,789
†,*	Medpace Holdings Inc.	184,927	11,079
†,*	Myriad Genetics Inc.	240,530	11,064
†	Chemed Corp.	30,278	9,676
*	ABIOMED Inc.	20,604	9,267
†	Humana Inc.	27,088	9,170
*	Tandem Diabetes Care Inc.	205,303	8,795
†,*	Loxo Oncology Inc.	50,839	8,685
*	Amedisys Inc.	68,338	8,539
†,*	Tenet Healthcare Corp.	294,406	8,379
†,*	Tivity Health Inc.	229,405	7,375
†,*	Halozyme Therapeutics Inc.	390,517	7,096
*	Endo International plc	374,624	6,305
†	Bruker Corp.	180,163	6,026
*	Madrigal Pharmaceuticals Inc.	27,527	5,894
*	Enanta Pharmaceuticals Inc.	64,944	5,550
†,*	Charles River Laboratories International Inc.	37,949	5,106
*	STAAR Surgical Co.	104,585	5,020
†	Cigna Corp.	19,585	4,079
†,*	Spectrum Pharmaceuticals Inc.	242,524	4,074
	UnitedHealth Group Inc.	15,217	4,048
*	Inogen Inc.	15,912	3,884
*	CareDx Inc.	92,871	2,679
*	Avanos Medical Inc.	38,957	2,669
*	DexCom Inc.	15,515	2,219
*	MacroGenics Inc.	100,612	2,157
*	Acorda Therapeutics Inc.	109,051	2,143
	CONMED Corp.	25,368	2,010
*	Cerus Corp.	262,924	1,896
*	CytomX Therapeutics Inc.	89,180	1,650
*	Sage Therapeutics Inc.	11,368	1,606
			192,105
Industrials (15.9%)
†,*	Continental Building Products Inc.	304,715	11,442
†,*	Harsco Corp.	388,192	11,083
†	Allison Transmission Holdings Inc.	210,740	10,961
†,*	TriNet Group Inc.	192,559	10,845
†	WW Grainger Inc.	28,850	10,311
†	Old Dominion Freight Line Inc.	63,759	10,282
†	SkyWest Inc.	166,419	9,802
†	Boeing Co.	25,604	9,522

†	GATX Corp.	104,812	9,076
†	Terex Corp.	225,757	9,010
†,*	Generac Holdings Inc.	157,881	8,906
†	Caterpillar Inc.	56,721	8,649
†	ArcBest Corp.	177,580	8,621
†,*	FTI Consulting Inc.	115,379	8,445
†,*	HD Supply Holdings Inc.	196,710	8,417
*	PGT Innovations Inc.	380,106	8,210
†,*	XPO Logistics Inc.	65,911	7,525
†,*	Axon Enterprise Inc.	106,665	7,299
†	Triton International Ltd.	218,609	7,273
*	Echo Global Logistics Inc.	220,863	6,836
†,*	Cimpress NV	49,415	6,751
†	Rush Enterprises Inc. Class A	162,294	6,380
*	Aerovironment Inc.	54,708	6,137
†	Quad/Graphics Inc.	287,458	5,991
†	Insperity Inc.	50,787	5,990
†,*	Meritor Inc.	308,419	5,971
†,*	TrueBlue Inc.	179,922	4,687
†	H&E Equipment Services Inc.	121,188	4,578
*	Vicor Corp.	76,393	3,514
*	Atkore International Group Inc.	115,838	3,073
	Kforce Inc.	77,504	2,914
	Korn/Ferry International	58,702	2,890
	Schneider National Inc. Class B	111,239	2,779
†	Greenbrier Cos. Inc.	46,200	2,777
	GrafTech International Ltd.	113,503	2,214
	McGrath RentCorp	37,084	2,020
	Simpson Manufacturing Co. Inc.	27,874	2,020
*	SPX FLOW Inc.	37,650	1,958
*	Herc Holdings Inc.	37,497	1,920
	Comfort Systems USA Inc.	29,700	1,675
	Werner Enterprises Inc.	43,935	1,553
†,*	Avis Budget Group Inc.	47,515	1,527
	Manitowoc Co. Inc.	61,875	1,484
*	Textainer Group Holdings Ltd.	94,035	1,204
*	SPX Corp.	35,600	1,186
			265,708
Information Technology (15.3%)
†,*	Square Inc.	129,070	12,779
†,*,^ Match Group Inc.		198,807	11,513
†,*	Five9 Inc.	253,595	11,080
†	Booz Allen Hamilton Holding Corp. Class A	222,262	11,031
†,*	CACI International Inc. Class A	59,529	10,962
†,*	Hortonworks Inc.	466,339	10,637
†	CDW Corp.	118,575	10,544
†	HP Inc.	390,874	10,073
†,*	Zebra Technologies Corp.	56,226	9,942
†,*	Appfolio Inc.	121,216	9,503
*	Atlassian Corp. plc Class A	90,275	8,679
	NetApp Inc.	97,517	8,376
†,*	SMART Global Holdings Inc.	276,333	7,942
†,*	Micron Technology Inc.	164,418	7,437
†,*	ON Semiconductor Corp.	374,711	6,906
	Science Applications International Corp.	85,402	6,883
†,*	Apptio Inc. Class A	181,347	6,703
†,*	Electro Scientific Industries Inc.	345,273	6,025

†,*	Sykes Enterprises Inc.	193,625	5,904
*	Advanced Micro Devices Inc.	191,061	5,902
*	Altair Engineering Inc. Class A	134,527	5,845
†,*	RingCentral Inc. Class A	56,334	5,242
†,*	Etsy Inc.	101,369	5,208
*	New Relic Inc.	55,212	5,203
*	Infinera Corp.	651,920	4,759
	Plantronics Inc.	75,681	4,563
	Avnet Inc.	92,988	4,163
†,*	TTM Technologies Inc.	259,490	4,128
*	Aspen Technology Inc.	33,256	3,788
*	F5 Networks Inc.	17,962	3,582
*	Unisys Corp.	175,580	3,582
†	Hewlett Packard Enterprise Co.	178,430	2,910
*	Virtusa Corp.	52,795	2,836
*	Glu Mobile Inc.	358,861	2,673
*	Lattice Semiconductor Corp.	329,644	2,637
	ManTech International Corp. Class A	37,269	2,359
†,*	Anixter International Inc.	26,130	1,837
*	Workiva Inc.	43,589	1,722
*,^	SunPower Corp. Class A	234,413	1,711
*	Insight Enterprises Inc.	30,821	1,667
	Versum Materials Inc.	44,475	1,601
†,*	KEMET Corp.	85,263	1,582
*	Diodes Inc.	43,367	1,444
†	CSG Systems International Inc.	23,515	944
*	Cree Inc.	21,750	824
			255,631
Materials (6.8%)
†	CF Industries Holdings Inc.	221,352	12,050
†	Warrior Met Coal Inc.	349,121	9,440
†	Louisiana-Pacific Corp.	317,879	8,421
†	Greif Inc. Class A	154,003	8,264
†	Boise Cascade Co.	220,873	8,128
†	Freeport-McMoRan Inc.	571,667	7,958
†	Huntsman Corp.	286,737	7,808
	Domtar Corp.	141,196	7,366
†	Schnitzer Steel Industries Inc.	240,458	6,504
†	Westlake Chemical Corp.	77,128	6,410
†	United States Steel Corp.	208,949	6,369
†	Chemours Co.	120,214	4,741
†	Kronos Worldwide Inc.	224,923	3,655
†,*	AdvanSix Inc.	99,229	3,369
*	Cleveland-Cliffs Inc.	245,745	3,111
	Materion Corp.	48,128	2,912
*	Verso Corp.	77,178	2,599
	Sonoco Products Co.	29,143	1,617
†	Tronox Ltd. Class A	119,098	1,423
*	SunCoke Energy Inc.	70,963	825
			112,970
Real Estate (4.9%)
†	Xenia Hotels & Resorts Inc.	419,873	9,951
†	Pebblebrook Hotel Trust	253,271	9,211
†	Gaming and Leisure Properties Inc.	244,795	8,629
	Park Hotels & Resorts Inc.	257,231	8,442
†	Ryman Hospitality Properties Inc.	97,142	8,371

†	Jones Lang LaSalle Inc.	57,577	8,309
	Rayonier Inc.	244,987	8,283
†	Hospitality Properties Trust	202,378	5,837
†	Lexington Realty Trust	646,459	5,366
†,*	CBRE Group Inc. Class A	103,893	4,582
	Spirit Realty Capital Inc.	532,675	4,293
	Extra Space Storage Inc.	9,990	866
			82,140
Telecommunication Services (1.2%)
†,*	Boingo Wireless Inc.	339,768	11,858
*	Intelsat SA	86,781	2,604
*	Vonage Holdings Corp.	171,497	2,428
	Telephone & Data Systems Inc.	62,714	1,908
*	United States Cellular Corp.	20,952	938
			19,736
Utilities (3.3%)
†	NRG Energy Inc.	301,483	11,275
†	FirstEnergy Corp.	283,772	10,548
†	Exelon Corp.	235,341	10,275
†	AES Corp.	609,656	8,535
†,*	Vistra Energy Corp.	287,909	7,163
†	National Fuel Gas Co.	76,385	4,282
*	Clearway Energy Inc.	100,984	1,944
†	Entergy Corp.	19,618	1,592
			55,614
Total Common Stocks–Long Positions (Cost $1,308,811)			1,623,148
Common Stocks Sold Short (-97.4%)
Consumer Discretionary (-12.8%)
*	Wayfair Inc.	(81,197)	(11,990)
	Core-Mark Holding Co. Inc.	(347,121)	(11,788)
	Monro Inc.	(153,950)	(10,715)
	Genuine Parts Co.	(95,811)	(9,524)
*	Gentherm Inc.	(209,383)	(9,516)
	Tapestry Inc.	(184,326)	(9,266)
	Aramark	(214,554)	(9,230)
*	GCI Liberty Inc. - Class A	(175,862)	(8,969)
*	Liberty Broadband Corp.	(105,340)	(8,880)
*	Caesars Entertainment Corp.	(863,024)	(8,846)
	L Brands Inc.	(276,566)	(8,380)
*	Mohawk Industries Inc.	(46,088)	(8,082)
	Meredith Corp.	(155,074)	(7,916)
	LCI Industries	(88,561)	(7,333)
*	Tempur Sealy International Inc.	(131,131)	(6,937)
	Whirlpool Corp.	(53,883)	(6,399)
*	DISH Network Corp. Class A	(176,112)	(6,298)
	Hasbro Inc.	(59,411)	(6,245)
	MGM Resorts International	(222,795)	(6,218)
*	Mattel Inc.	(311,685)	(4,893)
	Office Depot Inc.	(1,484,188)	(4,764)
	Bed Bath & Beyond Inc.	(316,373)	(4,746)
	Lithia Motors Inc. Class A	(57,270)	(4,677)
*	Houghton Mifflin Harcourt Co.	(584,559)	(4,092)
*	Groupon Inc. Class A	(970,316)	(3,658)
*	Under Armour Inc.	(183,435)	(3,570)
	Nutrisystem Inc.	(91,399)	(3,386)

* Belmond Ltd. Class A	(159,019)	(2,902)
EW Scripps Co. Class A	(170,499)	(2,813)
Newell Brands Inc.	(99,212)	(2,014)
* PlayAGS Inc.	(64,153)	(1,891)
* Liberty Media Corp-Liberty Formula One	(50,343)	(1,872)
Wyndham Hotels & Resorts Inc.	(33,247)	(1,848)
Jack in the Box Inc.	(21,350)	(1,790)
* Liberty Broadband Corp. Class A	(17,316)	(1,460)
		(212,908)
Consumer Staples (-4.5%)
Casey's General Stores Inc.	(65,811)	(8,497)
Church & Dwight Co. Inc.	(142,803)	(8,478)
Coty Inc. Class A	(661,341)	(8,307)
Sanderson Farms Inc.	(73,184)	(7,565)
Campbell Soup Co.	(199,180)	(7,296)
PriceSmart Inc.	(80,987)	(6,556)
Universal Corp.	(83,375)	(5,419)
* Hain Celestial Group Inc.	(178,112)	(4,830)
* Pilgrim's Pride Corp.	(213,431)	(3,861)
Kraft Heinz Co.	(69,035)	(3,805)
Bunge Ltd.	(54,014)	(3,711)
Altria Group Inc.	(44,370)	(2,676)
Coca-Cola Bottling Co. Consolidated	(9,844)	(1,794)
* Central Garden & Pet Co. Class A	(45,004)	(1,492)
		(74,287)
Energy (-7.1%)
Ensco plc Class A	(1,465,090)	(12,365)
* Centennial Resource Development Inc. Class A	(454,752)	(9,936)
Baker Hughes a GE Co.	(292,224)	(9,886)
Nabors Industries Ltd.	(1,423,906)	(8,771)
* Oceaneering International Inc.	(312,524)	(8,626)
SemGroup Corp. Class A	(389,182)	(8,582)
Patterson-UTI Energy Inc.	(488,724)	(8,362)
EQT Corp.	(185,615)	(8,210)
World Fuel Services Corp.	(272,011)	(7,529)
* Weatherford International plc	(2,283,889)	(6,189)
McDermott International Inc.	(318,567)	(5,871)
* Forum Energy Technologies Inc.	(518,452)	(5,366)
Green Plains Inc.	(253,504)	(4,360)
Scorpio Tankers Inc.	(1,764,102)	(3,546)
Range Resources Corp.	(199,383)	(3,388)
* Select Energy Services Inc. Class A	(280,566)	(3,322)
* Dril-Quip Inc.	(55,391)	(2,894)
* Extraction Oil & Gas Inc.	(149,692)	(1,690)
		(118,893)
Financials (-13.9%)
* LendingClub Corp.	(2,732,509)	(10,602)
First Republic Bank	(98,722)	(9,477)
* Arch Capital Group Ltd.	(302,448)	(9,016)
* Brighthouse Financial Inc.	(197,392)	(8,733)
* Enstar Group Ltd.	(41,481)	(8,649)
Chubb Ltd.	(62,625)	(8,369)
Willis Towers Watson plc	(59,324)	(8,361)
IBERIABANK Corp.	(102,377)	(8,328)
Wells Fargo & Co.	(156,218)	(8,211)
Cboe Global Markets Inc.	(85,437)	(8,199)

MarketAxess Holdings Inc.	(45,612)	(8,141)
New York Community Bancorp Inc.	(773,989)	(8,026)
South State Corp.	(97,475)	(7,993)
First Horizon National Corp.	(453,054)	(7,820)
Home BancShares Inc.	(340,941)	(7,467)
* Markel Corp.	(5,975)	(7,101)
Valley National Bancorp	(612,537)	(6,891)
United Bankshares Inc.	(185,475)	(6,742)
Renasant Corp.	(160,106)	(6,598)
Signature Bank	(47,430)	(5,447)
Citigroup Inc.	(69,736)	(5,003)
Arthur J Gallagher & Co.	(66,715)	(4,966)
Mercury General Corp.	(96,548)	(4,843)
Investors Bancorp Inc.	(394,628)	(4,842)
Sterling Bancorp	(216,857)	(4,771)
Old National Bancorp	(243,752)	(4,704)
James River Group Holdings Ltd.	(110,148)	(4,694)
First Midwest Bancorp Inc.	(167,869)	(4,464)
Community Bank System Inc.	(64,491)	(3,938)
Everest Re Group Ltd.	(16,808)	(3,840)
Pinnacle Financial Partners Inc.	(58,241)	(3,503)
Axis Capital Holdings Ltd.	(54,204)	(3,128)
Fulton Financial Corp.	(168,965)	(2,813)
WisdomTree Investments Inc.	(307,319)	(2,606)
* PRA Group Inc.	(59,357)	(2,137)
RenaissanceRe Holdings Ltd.	(12,507)	(1,671)
Ameris Bancorp	(34,917)	(1,596)
Hope Bancorp Inc.	(95,406)	(1,543)
Banner Corp.	(24,295)	(1,510)
Midland States Bancorp Inc.	(42,262)	(1,357)
Columbia Banking System Inc.	(34,864)	(1,352)
Kearny Financial Corp.	(82,355)	(1,141)
* INTL. FCStone Inc.	(14,311)	(691)
		(231,284)
Health Care (-11.4%)
* TESARO Inc.	(301,215)	(11,750)
* NuVasive Inc.	(151,644)	(10,764)
Becton Dickinson and Co.	(37,928)	(9,899)
* Natus Medical Inc.	(271,833)	(9,691)
* Aerie Pharmaceuticals Inc.	(152,456)	(9,384)
* Acceleron Pharma Inc.	(160,780)	(9,202)
Owens & Minor Inc.	(543,791)	(8,983)
* Glaukos Corp.	(136,393)	(8,852)
Medtronic plc	(87,997)	(8,656)
* Brookdale Senior Living Inc.	(857,044)	(8,425)
* Bluebird Bio Inc.	(56,911)	(8,309)
* Nevro Corp.	(145,434)	(8,290)
* Hologic Inc.	(202,016)	(8,279)
* Clovis Oncology Inc.	(281,317)	(8,262)
* Portola Pharmaceuticals Inc.	(295,450)	(7,868)
Dentsply Sirona Inc.	(176,225)	(6,651)
Cardinal Health Inc.	(101,377)	(5,474)
* Integra LifeSciences Holdings Corp.	(81,878)	(5,393)
Abbott Laboratories	(72,289)	(5,303)
* Sarepta Therapeutics Inc.	(31,885)	(5,150)
* Ultragenyx Pharmaceutical Inc.	(52,585)	(4,014)
* Puma Biotechnology Inc.	(78,809)	(3,613)

* Radius Health Inc.	(202,775)	(3,609)
* Spark Therapeutics Inc.	(57,269)	(3,124)
* LHC Group Inc.	(25,544)	(2,631)
* Diplomat Pharmacy Inc.	(113,012)	(2,194)
* Insmed Inc.	(96,977)	(1,961)
* Deciphera Pharmaceuticals Inc.	(42,421)	(1,643)
* BioTelemetry Inc.	(23,336)	(1,504)
* Aimmune Therapeutics Inc.	(51,552)	(1,406)
		(190,284)
Industrials (-16.2%)
Flowserve Corp.	(209,338)	(11,449)
* Mercury Systems Inc.	(206,337)	(11,415)
* Spirit Airlines Inc.	(224,443)	(10,542)
Nielsen Holdings plc	(375,527)	(10,387)
Macquarie Infrastructure Corp.	(224,406)	(10,352)
* Esterline Technologies Corp.	(112,972)	(10,275)
* Middleby Corp.	(75,154)	(9,721)
Hubbell Inc. Class B	(71,979)	(9,614)
ABM Industries Inc.	(272,378)	(8,784)
Healthcare Services Group Inc.	(216,202)	(8,782)
Knight-Swift Transportation Holdings Inc.	(251,105)	(8,658)
* WageWorks Inc.	(201,018)	(8,594)
* Dycom Industries Inc.	(101,473)	(8,585)
General Dynamics Corp.	(41,332)	(8,462)
* Kirby Corp.	(100,730)	(8,285)
* Beacon Roofing Supply Inc.	(226,718)	(8,205)
General Electric Co.	(724,396)	(8,178)
United Parcel Service Inc. Class B	(64,738)	(7,558)
* SiteOne Landscape Supply Inc.	(87,225)	(6,572)
Allegiant Travel Co. Class A	(51,531)	(6,534)
REV Group Inc.	(382,852)	(6,011)
Cubic Corp.	(78,060)	(5,702)
Acuity Brands Inc.	(36,243)	(5,697)
Granite Construction Inc.	(122,736)	(5,609)
* JELD-WEN Holding Inc.	(227,219)	(5,603)
Multi-Color Corp.	(87,124)	(5,424)
* Evoqua Water Technologies Corp.	(292,435)	(5,200)
Brink's Co.	(71,456)	(4,984)
* MRC Global Inc.	(258,918)	(4,860)
Owens Corning	(89,003)	(4,830)
Johnson Controls International plc	(120,014)	(4,201)
Astec Industries Inc.	(80,303)	(4,048)
CIRCOR International Inc.	(75,244)	(3,574)
* NOW Inc.	(177,369)	(2,935)
* American Woodmark Corp.	(35,071)	(2,751)
Equifax Inc.	(20,000)	(2,611)
Tennant Co.	(34,158)	(2,594)
Maxar Technologies Ltd.	(61,795)	(2,044)
* Welbilt Inc.	(95,898)	(2,002)
* GMS Inc.	(84,656)	(1,964)
3M Co.	(9,133)	(1,924)
Apogee Enterprises Inc.	(42,637)	(1,762)
Actuant Corp. Class A	(52,160)	(1,455)
AZZ Inc.	(18,221)	(920)
		(269,657)

Information Technology (-15.7%)
* Guidewire Software Inc.	(110,198)	(11,131)
Corning Inc.	(297,630)	(10,506)
* Inphi Corp.	(270,105)	(10,259)
Cognex Corp.	(181,648)	(10,140)
j2 Global Inc.	(121,004)	(10,025)
* Nuance Communications Inc.	(574,497)	(9,950)
* Finisar Corp.	(520,993)	(9,925)
* Worldpay Inc. Class A	(95,247)	(9,646)
* Tyler Technologies Inc.	(39,138)	(9,591)
* Cloudera Inc.	(530,612)	(9,365)
* Ellie Mae Inc.	(97,904)	(9,278)
* Coherent Inc.	(53,107)	(9,145)
LogMeIn Inc.	(101,125)	(9,010)
Symantec Corp.	(419,668)	(8,931)
* Black Knight Inc.	(171,344)	(8,901)
* Electronics For Imaging Inc.	(256,698)	(8,748)
Broadcom Inc.	(34,791)	(8,584)
SS&C Technologies Holdings Inc.	(149,530)	(8,498)
Universal Display Corp.	(71,326)	(8,409)
* NetScout Systems Inc.	(328,834)	(8,303)
* ViaSat Inc.	(129,044)	(8,252)
* 8x8 Inc.	(372,770)	(7,921)
* Zillow Group Inc.	(139,811)	(6,187)
* ForeScout Technologies Inc.	(130,963)	(4,945)
* MINDBODY Inc. Class A	(110,171)	(4,479)
TiVo Corp.	(356,412)	(4,437)
* IPG Photonics Corp.	(28,231)	(4,406)
Pegasystems Inc.	(68,825)	(4,309)
AVX Corp.	(222,494)	(4,016)
Analog Devices Inc.	(42,502)	(3,930)
Xperi Corp.	(220,167)	(3,270)
* MaxLinear Inc.	(161,301)	(3,207)
* Veeco Instruments Inc.	(293,070)	(3,004)
* SailPoint Technologies Holding Inc.	(67,923)	(2,311)
* Gartner Inc.	(13,659)	(2,165)
* Ceridian HCM Holding Inc.	(49,920)	(2,098)
* TrueCar Inc.	(131,001)	(1,847)
* MicroStrategy Inc. Class A	(12,027)	(1,691)
* Qorvo Inc.	(12,346)	(949)
		(261,769)
Materials (-6.8%)
* AK Steel Holding Corp.	(1,920,422)	(9,410)
* Crown Holdings Inc.	(184,578)	(8,860)
Compass Minerals International Inc.	(128,901)	(8,662)
DowDuPont Inc.	(131,455)	(8,454)
NewMarket Corp.	(20,030)	(8,122)
Vulcan Materials Co.	(71,477)	(7,948)
Martin Marietta Materials Inc.	(41,932)	(7,629)
* US Concrete Inc.	(149,414)	(6,851)
International Flavors & Fragrances Inc.	(47,886)	(6,662)
* Tahoe Resources Inc.	(2,382,676)	(6,648)
Hecla Mining Co.	(2,258,019)	(6,300)
* Summit Materials Inc. Class A	(337,067)	(6,128)
Valvoline Inc.	(268,497)	(5,775)
HB Fuller Co.	(107,742)	(5,567)
* Coeur Mining Inc.	(843,013)	(4,493)

Worthington Industries Inc.	(46,544)	(2,018)
Graphic Packaging Holding Co.	(119,319)	(1,672)
* Platform Specialty Products Corp.	(126,093)	(1,572)
* Century Aluminum Co.	(124,363)	(1,489)
		(114,260)
Real Estate (-4.8%)
American Campus Communities Inc.	(234,134)	(9,637)
Colony Capital Inc.	(1,471,122)	(8,959)
Realogy Holdings Corp.	(415,124)	(8,568)
Healthcare Trust of America Inc. Class A	(299,033)	(7,975)
American Homes 4 Rent Class A	(341,362)	(7,472)
Empire State Realty Trust Inc.	(401,855)	(6,675)
Acadia Realty Trust	(236,100)	(6,618)
Physicians Realty Trust	(355,588)	(5,995)
QTS Realty Trust Inc. Class A	(138,707)	(5,919)
* Equity Commonwealth	(167,020)	(5,360)
Federal Realty Investment Trust	(41,310)	(5,225)
Boston Properties Inc.	(12,984)	(1,598)
Park Hotels & Resorts Inc.	(7,741)	(254)
		(80,255)
Telecommunication Services (-0.9%)
CenturyLink Inc.	(378,129)	(8,016)
Consolidated Communications Holdings Inc.	(594,848)	(7,757)
		(15,773)
Utilities (-3.3%)
PPL Corp.	(305,550)	(8,940)
Edison International	(130,305)	(8,819)
Sempra Energy	(74,574)	(8,483)
Pattern Energy Group Inc. Class A	(405,305)	(8,054)
Ormat Technologies Inc.	(141,734)	(7,669)
Aqua America Inc.	(132,953)	(4,906)
* PG&E Corp.	(70,651)	(3,251)
Pinnacle West Capital Corp.	(28,781)	(2,279)
South Jersey Industries Inc.	(49,869)	(1,759)
Duke Energy Corp.	(21,162)	(1,693)
		(55,853)
Total Common Stocks Sold Short (Proceeds $1,577,824)		(1,625,223)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
1,2 Vanguard Market Liquidity Fund, 2.209% (Cost $44,585)	445,848	44,585
†,2 Other Assets and Liabilities-Net (97.5%)		1,626,903
Net Assets (100%)		1,669,413

† Long security positions with a value of $958,523,000 and cash of $1,622,184,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,297,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $10,781,000 of collateral received for securities on loan.

Market Neutral Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At September 30, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: November 16, 2018

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 16, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.